UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares			Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 3.5%
76,390		HEICO Corp.	$4,467,287
98,943		LMI Aerospace, Inc. *	1,736,450
105,530		Teledyne Technologies, Inc. *	5,788,320
			11,992,057
Air Freight & Logistics - 1.3%
140,791		Hub Group, Inc. *	4,565,852
Auto Components - 2.5%
255,935		Amerigon, Inc. *	3,649,633
162,325		LKQ Corp. *	4,882,736
			8,532,369
Biotechnology - 0.2%
113,740		Human Genome Sciences, Inc. *	840,539
Capital Markets - 3.8%
57,728		Affiliated Managers Group, Inc. *	5,539,002
176,886		Financial Engines, Inc. *	3,949,864
178,691		Piper Jaffray Companies *	3,609,558
			13,098,424
Chemicals - 1.4%
63,328		Airgas, Inc.	4,944,650
Commercial Services & Supplies - 1.2%
185,815		Tetra Tech, Inc. *	4,011,746
Communications Equipment - 2.8%
81,496		ADTRAN, Inc.	2,457,919
206,146		NICE Systems, Ltd. - ADR*	7,101,730
			9,559,649
Construction & Engineering - 3.1%
99,374		Chicago Bridge & Iron Co. NV - ADR	3,756,337
140,600		EMCOR Group, Inc.	3,769,486
93,479		URS Corp. *	3,282,983
			10,808,806
Distributors - 0.6%
63,578		Pool Corp.	1,913,698
Diversified Telecommunication Services - 1.2%
64,671		AboveNet, Inc. *	4,204,262
Electrical Equipment - 3.3%
81,365		II-VI, Inc. *	1,493,861
60,712		Polypore International, Inc. *	2,670,721
173,804		Woodward, Inc.	7,113,798
			11,278,380
Electronic Equipment, Instruments & Components - 0.3%
28,720		IPG Photonics Corp. *	972,747
Energy Equipment & Services - 5.4%
128,036		Complete Production Services, Inc. *	4,296,888
46,305		Core Laboratories NV	5,276,455
88,407		Dawson Geophysical Co. *	3,494,729
34,231		OYO Geospace Corp. *	2,647,083
277,067		Pioneer Drilling Co. *	2,682,009
			18,397,164
Health Care Equipment & Supplies - 5.4%
80,860		ABIOMED, Inc. *	1,493,484
64,736		The Cooper Companies, Inc.	4,565,183
28,329		Haemonetics Corp. *	1,734,302
32,023		IDEXX Laboratories, Inc. *	2,464,490
111,625		Masimo Corp. *	2,085,713
96,845		ZOLL Medical Corp. *	6,118,667
			18,461,839
Health Care Providers & Services - 10.0%
22,845		athenahealth, Inc. *	1,122,146
89,705		Catalyst Health Solutions, Inc. *	4,664,660
95,929		HealthSouth Corp. *	1,695,065
235,657		HMS Holdings Corp. *	7,536,311
64,312		IPC The Hospitalist Co., Inc. *	2,940,345
124,304		MEDNAX, Inc. *	8,951,131
69,020		MWI Veterinary Supply, Inc. *	4,585,689
55,048		WellCare Health Plans, Inc. *	2,890,020
			34,385,367
Health Care Technology - 1.3%
82,155		SXC Health Solutions Corp. *	4,640,114
Hotels, Restaurants & Leisure - 2.0%
39,816		Buffalo Wild Wings, Inc. *	2,687,978
119,839		Orient-Express Hotels, Ltd. - Class A *	895,197
325,850		Pinnacle Entertainment, Inc. *	3,310,636
			6,893,811
Internet Software & Services - 1.2%
227,785		Cornerstone OnDemand, Inc. *	4,154,798
IT Services - 2.4%
58,542		MAXIMUS, Inc.	2,420,712
166,625		VeriFone Holdings, Inc. *	5,918,520
			8,339,232
Life Sciences Tools & Services - 0.9%
46,381		Techne Corp.	3,165,967
Machinery - 4.5%
80,050		Actuant Corp.	1,816,335
102,606		CLARCOR, Inc.	5,129,274
44,935		Middleby Corp. *	4,225,687
215,202		Titan International, Inc.	4,187,831
			15,359,127
Marine - 1.8%
95,316		Kirby Corp. *	6,275,605
Media - 0.3%
170,361		Belo Corp.	1,073,274
Metals & Mining - 1.2%
77,721		Haynes International, Inc.	4,243,567
Office Electronics - 1.2%
119,054		Zebra Technologies Corp. *	4,259,752
Oil & Gas Equipment & Services - 0.7%
175,735		Tesco Corp. *	2,221,290
Oil, Gas & Consumable Fuels - 1.6%
98,320		Berry Petroleum Co.	4,131,406
112,605		Solazyme, Inc. *	1,340,000
			5,471,406
Personal Products - 1.1%
74,888		Nu Skin Enterprises, Inc.	3,637,310
Pharmaceuticals - 2.6%
239,644		Impax Laboratories, Inc. *	4,833,619
122,926		Medicis Pharmaceutical Corp.	4,087,290
			8,920,909
Road & Rail - 1.3%
70,741		Genesee & Wyoming, Inc. *	4,285,490
Semiconductors & Semiconductor Equipment - 8.2%
174,514		CEVA, Inc. *	5,280,794
122,610		Diodes, Inc. *	2,611,593
79,559		EZchip Semiconductor Ltd. *	2,253,906
88,599		Hittite Microwave Corp. *	4,375,019
188,314		Microsemi Corp. *	3,154,260
76,103		Power Integrations, Inc.	2,523,575
158,569		Skyworks Solutions, Inc. *	2,571,989
204,185		Volterra Semiconductor Corp. *	5,229,178
			28,000,314
Software - 8.2%
120,878		Advent Software, Inc. *	2,944,588
165,514		ANSYS, Inc. *	9,480,642
81,906		Ariba, Inc. *	2,299,920
73,486		Interactive Intelligence Group, Inc *	1,684,299
138,838		MICROS Systems, Inc. *	6,467,074
105,065		RealPage, Inc. *	2,654,993
90,887		Verint Systems, Inc. *	2,503,028
			28,034,544
Specialty Retail - 4.1%
113,611		Ascena Retail Group, Inc. *	3,376,519
111,833		Dick's Sporting Goods, Inc. *	4,124,401
73,659		DSW, Inc.	3,256,464
83,110		Vitamin Shoppe, Inc. *	3,314,427
			14,071,811
Textiles, Apparel & Luxury Goods - 3.0%
110,019		CROCS, Inc. *	1,624,981
90,320		Oxford Industries, Inc.	4,075,238
127,957		Wolverine World Wide, Inc.	4,560,388
			10,260,607
Trading Companies & Distributors - 2.7%
290,755		RSC Holdings, Inc. *	5,378,967
56,522		Watsco, Inc.	3,711,235
			9,090,202
Wireless Telecommunication Services - 2.0%
155,788		SBA Communications Corp. - Class A	6,692,652
TOTAL COMMON STOCKS
(Cost $273,135,893)			337,059,331

TRUST & PARTNERSHIP - 1.0%
Real Estate Investment Trust - 1.0%
143,722		LaSalle Hotel Properties	3,479,509
TOTAL TRUST & PARTNERSHIP
(Cost $3,923,313)			3,479,509

SHORT-TERM INVESTMENT - 2.4%
Money Market Fund - 2.4%
8,145,538		SEI Daily Income Trust Government Fund - Class B, 0.020% (1)	8,145,538
TOTAL SHORT-TERM INVESTMENT
(Cost $8,145,538)			8,145,538
TOTAL INVESTMENTS IN SECURITIES - 101.7%
(Cost $285,204,744)			348,684,378
Liabilities in Excess of Other Assets - (1.7)%			(5,722,197)
TOTAL NET ASSETS - 100.0%			$342,962,181

	*	Non-income producing security
	ADR	American Depository Receipt
	(1)	7-day yield as of December 31, 2011

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments			$288,041,757
Gross unrealized appreciation			74,562,219
Gross unrealized depreciation			(13,919,598)
Net unrealized appreciation			$60,642,621

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM Small Cap Growth Fund
Summary of Fair Value Exposure at December 31, 2011 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may   include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks ^	$337,059,331	$-	$-	$337,059,331
Trust & Partnership ^	3,479,509	-	-	3,479,509
Short-Term Investment	8,145,538	-	-	8,145,538
Total Investments in Securities	$348,684,378	$-	$-	$348,684,378

^ See Schedule of Investments for industry breakout.

TCM SMALL-MID CAP GROWTH

SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares			Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 3.5%
73,298		BE Aerospace, Inc. *	$2,837,366
24,781		HEICO Corp.	1,449,193
35,083		Teledyne Technologies, Inc. *	1,924,302
42,102		TransDigm Group, Inc. *	4,028,319
			10,239,180
Air Freight & Logistics - 0.6%
53,078		Hub Group, Inc. *	1,721,320
Auto Components - 2.9%
142,267		Gentex Corp.	4,209,680
138,983		LKQ Corp. *	4,180,609
			8,390,289
Biotechnology - 0.3%
101,124		Human Genome Sciences, Inc. *	747,306
Capital Markets - 1.6%
48,942		Affiliated Managers Group, Inc. *	4,695,985
Chemicals - 3.1%
84,141		Airgas, Inc.	6,569,729
56,228		The Scotts Miracle-Gro Co.	2,625,286
			9,195,015
Commercial Services & Supplies - 2.4%
39,418		Stericycle, Inc. *	3,071,451
114,107		Waste Connections, Inc.	3,781,506
			6,852,957
Communications Equipment - 4.7%
69,046		ADTRAN, Inc.	2,082,427
31,818		F5 Networks, Inc. *	3,376,526
180,617		NICE Systems Ltd. - ADR*	6,222,256
86,715		Riverbed Technology, Inc. *	2,037,803
			13,719,012
Construction & Engineering - 2.0%
73,695		Chicago Bridge & Iron Co. NV - ADR	2,785,671
41,871		KBR, Inc.	1,166,945
57,386		URS Corp. *	2,015,396
			5,968,012
Containers & Packaging - 0.8%
69,283		Crown Holdings, Inc. *	2,326,523
Distributors - 0.8%
75,585		Pool Corp.	2,275,108
Electrical Equipment - 5.0%
57,998		AMETEK, Inc.	2,441,716
51,349		Polypore International, Inc. *	2,258,842
54,390		Roper Industries, Inc.	4,724,859
79,202		Sensata Technologies Holding NV - Class A *	2,081,429
72,257		Woodward, Inc.	2,957,479
			14,464,325
Electronic Equipment & Instruments - 0.8%
54,095		Amphenol Corp. - Class A	2,455,372
Electronic Equipment, Instruments & Components - 3.9%
23,241		IPG Photonics Corp. *	787,173
147,212		National Instruments Corp.	3,820,151
154,466		Trimble Navigation Ltd. *	6,703,824
			11,311,148
Energy Equipment & Services - 5.0%
14,262		CARBO Ceramics, Inc.	1,758,932
102,276		Complete Production Services, Inc. *	3,432,383
39,034		Core Laboratories NV	4,447,924
49,279		Helmerich & Payne, Inc.	2,875,922
104,866		Patterson-UTI Energy, Inc.	2,095,223
			14,610,384
Food Products - 0.7%
47,934		Green Mountain Coffee Roasters, Inc. *	2,149,840
Health Care Equipment & Supplies - 4.5%
54,334		The Cooper Companies, Inc.	3,831,634
25,897		Haemonetics Corp. *	1,585,414
24,404		IDEXX Laboratories, Inc. *	1,878,132
88,292		Masimo Corp. *	1,649,736
54,800		ResMed, Inc. *	1,391,920
42,236		Varian Medical Systems, Inc. *	2,835,303
			13,172,139
Health Care Providers & Services - 7.5%
19,225		athenahealth, Inc. *	944,332
75,428		Catalyst Health Solutions, Inc. *	3,922,256
85,231		HealthSouth Corp. *	1,506,032
34,439		Henry Schein, Inc. *	2,218,905
41,199		LifePoint Hospitals, Inc. *	1,530,543
110,076		MEDNAX, Inc. *	7,926,572
35,751		Universal Health Services, Inc.	1,389,284
46,430		WellCare Health Plans, Inc. *	2,437,575
			21,875,499
Health Care Technology - 2.5%
178,354		Allscripts Healthcare Solutions, Inc. *	3,378,025
71,387		SXC Health Solutions Corp. *	4,031,937
			7,409,962
Hotels, Restaurants & Leisure - 1.9%
34,563		Buffalo Wild Wings, Inc. *	2,333,348
21,655		Panera Bread Co. *	3,063,100
			5,396,448
Internet Software & Services - 2.0%
29,807		Equinix, Inc. *	3,022,430
67,105		IAC/InterActiveCorp. *	2,858,673
			5,881,103
IT Services - 1.7%
139,652		VeriFone Holdings, Inc. *	4,960,439
Life Sciences Tools & Services - 1.9%
45,244		Covance, Inc. *	2,068,556
30,912		Techne Corp.	2,110,053
19,420		Waters Corp. *	1,438,051
			5,616,660
Machinery - 5.6%
67,337		Actuant Corp.	1,527,876
77,442		CLARCOR, Inc.	3,871,325
27,830		Joy Global, Inc.	2,086,415
35,021		Middleby Corp. *	3,293,375
39,245		Pall Corp.	2,242,852
172,958		Titan International, Inc.	3,365,763
			16,387,606
Marine - 1.9%
86,234		Kirby Corp. *	5,677,647
Oil, Gas & Consumable Fuels - 1.4%
66,907		Berry Petroleum Co.	2,811,432
17,946		Cabot Oil & Gas Corp.	1,362,102
			4,173,534
Personal Products - 0.7%
36,797		Herbalife Ltd.	1,901,301
Pharmaceuticals - 2.9%
115,195		Impax Laboratories, Inc. *	2,323,483
97,117		Medicis Pharmaceutical Corp.	3,229,140
29,186		Perrigo Co.	2,839,798
			8,392,421
Professional Services - 1.7%
59,013		IHS, Inc. *	5,084,560
Road & Rail - 1.1%
52,436		Genesee & Wyoming, Inc. *	3,176,573
Semiconductors & Semiconductor Equipment - 4.8%
80,358		Avago Technologies Ltd.	2,319,132
73,873		Hittite Microwave Corp. *	3,647,849
86,874		Lam Research Corp. *	3,216,075
161,232		Microsemi Corp. *	2,700,636
137,427		Skyworks Solutions, Inc. *	2,229,066
			14,112,758
Software - 7.5%
144,363		ANSYS, Inc. *	8,269,112
23,978		FactSet Research Systems, Inc.	2,092,800
86,278		Fortinet, Inc. *	1,881,723
66,117		Informatica Corp. *	2,441,701
113,891		MICROS Systems, Inc. *	5,305,043
41,681		Solera Holdings, Inc.	1,856,472
			21,846,851
Specialty Retail - 3.2%
99,313		Ascena Retail Group, Inc. *	2,951,583
94,531		Dick's Sporting Goods, Inc. *	3,486,303
62,371		DSW, Inc.	2,757,422
			9,195,308
Textiles, Apparel & Luxury Goods - 2.1%
91,806		CROCS, Inc. *	1,355,975
24,151		Fossil, Inc. *	1,916,623
81,657		Wolverine World Wide, Inc.	2,910,255
			6,182,853
Trading Companies & Distributors - 2.3%
53,536		MSC Industrial Direct, Inc.	3,830,501
123,266		RSC Holdings, Inc. *	2,280,421
10,032		Watsco, Inc.	658,701
			6,769,623
Wireless Telecommunication Services - 1.9%
129,899		SBA Communications Corp. - Class A	5,580,461
TOTAL COMMON STOCKS
(Cost $253,411,254)			283,915,522

TRUST & PARTNERSHIP - 1.0%
Real Estate Investment Trust - 1.0%
121,767		LaSalle Hotel Properties	2,947,979
TOTAL TRUST & PARTNERSHIP
(Cost $3,370,985)			2,947,979

SHORT-TERM INVESTMENT - 2.0%
Money Market Fund - 2.0%
5,896,476		SEI Daily Income Trust Government Fund - Class B, 0.020% (1)	5,896,476
TOTAL SHORT-TERM INVESTMENT
(Cost $5,896,476)			5,896,476

TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Cost $262,678,715)			292,759,977
Liabilities in Excess of Other Assets - (0.2)%			(604,920)
TOTAL NET ASSETS - 100.0%			$292,155,057

	*	Non-income producing security.
	ADR	American Depository Receipt
	(1)	7-day yield as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments			$264,549,698
Gross unrealized appreciation			40,761,154
Gross unrealized depreciation			(12,550,875)
Net unrealized appreciation			$28,210,279

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM Small-Mid Cap Growth Fund
Summary of Fair Value Exposure at December 31, 2011 (Unaudited)

The TCM Small-Mid Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks ^	$283,915,522	$-	$-	$283,915,522
Trust & Partnership ^	2,947,979	-	-	2,947,979
Short-Term Investment	5,896,476	-	-	5,896,476
Total Investments in Securities	$292,759,977	$-	$-	$292,759,977

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date    February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                    Eric Falkeis, President

Date   February 27, 2012

By (Signature and Title)* /s/ Patrick J.l Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date  February 27, 2012

* Print the name and title of each signing officer under his or her signature.